Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances
Schedule of loans from non-controlling shareholder
	December 31,	December 31,
	2012	2011

Due to Dalian Jin Gang Group, the non-controlling shareholder of Sinovac Dalian — RMB 20 million	$3,230,125	$—

Schedule of transactions in the normal course of operations at the exchange amount with related parties
	2012	2011	2010
Rent expenses incurred to Sino Bioway Biotech Group Co., Ltd (“Sino Bioway”).	$822,713	$804,565	$581,941